Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	$ 206,323	$ 191,917
Real Estate Fund Nondepreciable Real Estate	513,973	667,710
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	206,323	191,917
Real Estate Fund Nondepreciable Real Estate	513,973	667,710
Deferred Compensation Plan Assets	117,284	116,515
Total assets	837,580	976,142
Mandatorily redeemable instruments (included in other liabilities)	55,097	55,097
Interest rate swap (included in other liabilities)	25,797	31,882
Total liabilities	80,894	86,979
Other Partners Ownership Interest In Real Estate Fund (in percentage)	75.00%	75.00%
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real Estate, Net at Fair Value	4,848	354,341
Total Assets, Nonrecurring		437,565
Fair Value, Measurements, Nonrecurring [Member] | Toys R Us [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Partially Owned Entities at Fair Value		83,224
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	206,323	191,917
Real Estate Fund Nondepreciable Real Estate	0	0
Deferred Compensation Plan Assets	53,969	47,733
Total assets	260,292	239,650
Mandatorily redeemable instruments (included in other liabilities)	55,097	55,097
Interest rate swap (included in other liabilities)	0	0
Total liabilities	55,097	55,097
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real Estate, Net at Fair Value	0	0
Total Assets, Nonrecurring		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Toys R Us [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Partially Owned Entities at Fair Value		0
Fair Value Inputs Level 2 Member | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	0	0
Real Estate Fund Nondepreciable Real Estate	0	0
Deferred Compensation Plan Assets	0	0
Total assets	0	0
Mandatorily redeemable instruments (included in other liabilities)	0	0
Interest rate swap (included in other liabilities)	25,797	31,882
Total liabilities	25,797	31,882
Fair Value Inputs Level 2 Member | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real Estate, Net at Fair Value	0	0
Total Assets, Nonrecurring		0
Fair Value Inputs Level 2 Member | Fair Value, Measurements, Nonrecurring [Member] | Toys R Us [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Partially Owned Entities at Fair Value		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities	0	0
Real Estate Fund Nondepreciable Real Estate	513,973	667,710
Deferred Compensation Plan Assets	63,315	68,782
Total assets	577,288	736,492
Mandatorily redeemable instruments (included in other liabilities)	0	0
Interest rate swap (included in other liabilities)	0	0
Total liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real Estate, Net at Fair Value	4,848	354,341
Total Assets, Nonrecurring		437,565
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Toys R Us [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Partially Owned Entities at Fair Value		$ 83,224